UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
33	Continuation of investment advisory and subadvisory agreements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

SECTOR COMPOSITION AS OF 11/30/19 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19	as of 11-30-19
Class A	5.33	3.41	4.66	-1.09	18.25	57.64	2.14	2.02	3.61
Class B	3.88	3.12	4.46	-2.30	16.62	54.75	1.49	1.37	2.52
Class C	7.88	3.47	4.31	1.70	18.59	52.47	1.49	1.37	2.52
Class I3,4	9.85	4.36	5.15	3.16	23.76	65.17	2.38	2.36	4.02
Class R6[3,4]	9.88	4.33	5.13	3.05	23.61	64.96	2.41	2.39	4.07
Index 1†	11.30	5.98	7.27	4.00	33.67	101.68	—	—	—
Index 2†	8.49	3.57	4.34	2.39	19.17	53.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.07	1.82	1.82	0.82	0.79
Net (%)	0.96	1.71	1.71	0.81	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	11-30-09	15,475	15,475	20,168	15,300
Class C5	11-30-09	15,247	15,247	20,168	15,300
Class I3,4	11-30-09	16,517	16,517	20,168	15,300
Class R6[3,4]	11-30-09	16,496	16,496	20,168	15,300

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.90	$4.67	0.92%
	Hypothetical example	1,000.00	1,020.40	4.65	0.92%
Class B	Actual expenses/actual returns	1,000.00	1,027.00	8.46	1.67%
	Hypothetical example	1,000.00	1,016.70	8.42	1.67%
Class C	Actual expenses/actual returns	1,000.00	1,027.00	8.46	1.67%
	Hypothetical example	1,000.00	1,016.70	8.42	1.67%
Class I	Actual expenses/actual returns	1,000.00	1,031.60	3.91	0.77%
	Hypothetical example	1,000.00	1,021.20	3.89	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,030.50	3.76	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.6%				$157,352,860
(Cost $145,213,631)
Alaska 1.2%				2,004,600
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	2,000,000	2,004,600
California 10.3%				16,672,234
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,110,060
California Pollution Control Financing Authority Calplant I Project, AMT (A)	7.500	07-01-32	1,200,000	1,253,556
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,083,080
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,126,980
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,152,340
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,000,000	1,018,370
Golden State Tobacco Securitization Corp. Series A2	5.300	06-01-37	2,000,000	2,080,460
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	1,000,000	1,028,430
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,149,080
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.000	09-01-48	750,000	843,563
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,675,290
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,815,225
Tobacco Securitization Authority of Northern California Capital Appreciation 2nd Subordinated Asset Backed, Series C (B)	8.091	06-01-45	10,000,000	1,335,800
Colorado 5.3%				8,535,580
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	1,000,000	1,091,330
Colorado Health Facilities Authority Commonspirit Health, Series A1	4.000	08-01-44	1,000,000	1,076,510
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,191,775
Regional Transportation District Denver Transit Partners	6.000	01-15-41	1,000,000	1,022,810
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,549,455
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.777	12-01-37	2,000,000	$603,700
Connecticut 2.0%				3,303,449
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,072,320
Town of Hamden Whitney Center Project, Series A	7.625	01-01-30	820,000	824,059
Town of Hamden Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,407,070
Delaware 1.0%				1,540,935
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,540,935
District of Columbia 4.1%				6,583,910
District of Columbia KIPP DC Project	4.000	07-01-49	1,000,000	1,074,620
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,872,700
Metropolitan Washington DC Airports Authority Metrorail, Series A (B)	3.405	10-01-37	3,000,000	1,636,590
Florida 6.0%				9,644,061
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,084,950
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	1,000,000	1,057,640
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	543,195
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	671,875
Florida Development Finance Corp. Waste Pro USA, Inc., Project, AMT (A)	5.000	05-01-29	1,000,000	1,099,940
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,087,350
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,000,000	1,170,490
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,125,690
Village Community Development District No. 12 (A)	4.250	05-01-43	995,000	1,059,864
Village Community Development District No. 8 Phase II	6.125	05-01-39	730,000	743,067
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia 2.1%				$3,431,200
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	914,080
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,359,600
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,157,520
Illinois 8.1%				13,000,001
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,214,810
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,234,440
City of Chicago Series A, GO	5.250	01-01-35	750,000	772,110
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,200,990
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,134,330
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,088,050
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,522,005
State of Illinois Series D, GO	5.000	11-01-21	750,000	790,958
State of Illinois, GO	5.000	04-01-27	2,000,000	2,199,660
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	842,648
Indiana 3.1%				4,985,203
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,251,263
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,138,200
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	1,512,960
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,082,780
Iowa 0.7%				1,082,870
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,082,870
Kentucky 0.5%				796,703
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	796,703
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Louisiana 1.7%				$2,692,580
Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	587,620
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	3.500	11-01-32	2,000,000	2,104,960
Maryland 1.3%				2,177,420
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,034,060
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,143,360
Massachusetts 2.8%				4,449,059
Collegiate Charter School of Lowell (D)	5.000	06-15-39	500,000	536,810
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,122,380
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	1,000,000	1,099,180
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-57	380,000	416,583
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,274,106
Michigan 0.7%				1,075,635
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	534,155
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	541,480
Minnesota 3.5%				5,640,953
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	536,360
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,069,310
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	550,920
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,375,038
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,051,854
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,057,471
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri 2.1%				$3,318,200
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,122,680
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,122,230
Lees Summit Industrial Development Authority John Knox Village Series A	5.000	08-15-51	1,000,000	1,073,290
Nevada 0.6%				1,020,190
City of Sparks Sales Tax Revenue, Series A	6.750	06-15-28	1,000,000	1,020,190
New Hampshire 0.7%				1,055,980
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	530,000
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	525,980
New Jersey 3.4%				5,515,810
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,081,470
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,090,030
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,140,130
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,117,870
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,086,310
New York 5.1%				8,197,074
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,950,000	2,968,585
Erie Tobacco Asset Securitization Corp. Series A (B)	9.518	06-01-60	15,000,000	357,600
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	1,850,000	2,042,289
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,119,800
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,180,900
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	527,900
Ohio 2.6%				4,241,614
Buckeye Tobacco Settlement Financing Authority Capital Appreciation Asset Senior Convertible A3	6.250	06-01-37	1,550,000	1,585,309
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project	3.250	09-01-29	1,000,000	$1,027,680
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	539,815
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,088,810
Oregon 0.7%				1,144,620
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,144,620
Pennsylvania 3.2%				5,103,613
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	782,453
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,089,940
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,017,620
Pennsylvania Turnpike Commission Series A (C)	4.000	12-01-49	2,000,000	2,213,600
Puerto Rico 2.3%				3,772,835
Children's Trust Fund Series A (B)	6.504	05-15-50	8,000,000	1,141,520
Puerto Rico Electric Power Authority Series TT-RSA-1	5.000	07-01-24	765,000	585,225
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,000,000	1,032,350
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-2	4.329	07-01-40	1,000,000	1,013,740
Rhode Island 2.3%				3,783,155
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,684,035
Tobacco Settlement Financing Corp. Series A (B)	6.311	06-01-52	8,000,000	1,063,200
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,035,920
South Carolina 0.7%				1,082,570
South Carolina Jobs-Economic Development Authority Episcopal at Home Still	5.000	04-01-48	1,000,000	1,082,570
Tennessee 2.9%				4,759,968
Shelby County Health Educational & Housing Facilities Board The Farms at Bailey Station Project	5.750	10-01-59	500,000	484,795
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,275,173
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 10.3%				$16,550,284
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-23	175,000	193,907
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	115,000	131,635
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	200,000	229,642
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-27	200,000	228,548
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-33	830,000	938,373
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,072,240
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,066,120
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,343,140
City of Seguin Hospital Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,069,700
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,623,660
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	1,051,120
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	1,099,750
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,860,000	2,163,887
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,112,090
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,169,220
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	55,000	57,252
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.7%				$1,183,340
Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,183,340
Virginia 2.5%				4,057,790
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,882,410
Norfolk Redevelopment & Housing Authority Retirement Community	5.000	01-01-49	1,000,000	1,084,000
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,091,380
Wisconsin 3.1%				4,949,424
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,091,500
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,266,426
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,089,100
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,097,930
Wisconsin Health & Educational Facilities Authority St. Camillus Health Center System, Inc.	5.000	11-01-46	375,000	404,468

	Yield (%)	Shares	Value
Short-term investments 1.6%			$2,517,459
(Cost $2,511,254)
Short-term funds 1.6%
John Hancock Collateral Trust (E)	1.7887(F)	251,587	2,517,459

Total investments (Cost $147,724,885) 99.2%			$159,870,319
Other assets and liabilities, net 0.8%			1,321,428
Total net assets 100.0%			$161,191,747

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,836,053 or 13.5% of the fund's net assets as of 11-30-19.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 11-30-19, the aggregate cost of investments for federal income tax purposes was $146,384,753. Net unrealized appreciation aggregated to $13,485,566, of which $13,620,762 related to gross unrealized appreciation and $135,196 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.4
Assured Guaranty Municipal Corp.	1.9

TOTAL	4.3

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $145,213,631)	$157,352,860
Affiliated investments, at value (Cost $2,511,254)	2,517,459
Total investments, at value (Cost $147,724,885)	159,870,319
Interest receivable	2,118,228
Receivable for fund shares sold	106,625
Receivable from affiliates	2,348
Other assets	50,347
Total assets	162,147,867
Liabilities
Distributions payable	27,132
Payable for delayed delivery securities purchased	533,225
Payable for fund shares repurchased	299,465
Payable to affiliates
Accounting and legal services fees	19,852
Transfer agent fees	5,403
Distribution and service fees	20,153
Trustees' fees	290
Other liabilities and accrued expenses	50,600
Total liabilities	956,120
Net assets	$161,191,747
Net assets consist of
Paid-in capital	$144,596,953
Total distributable earnings (loss)	16,594,794
Net assets	$161,191,747

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($119,073,585 ÷ 14,631,684 shares)[1]	$8.14
Class B ($1,126,243 ÷ 138,386 shares)[1]	$8.14
Class C ($24,542,271 ÷ 3,015,752 shares)[1]	$8.14
Class I ($14,376,804 ÷ 1,763,866 shares)	$8.15
Class R6 ($2,072,844 ÷ 254,232 shares)	$8.15
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$3,691,298
Income distributions received from affiliated investments	10,122
Total investment income	3,701,420
Expenses
Investment management fees	467,145
Distribution and service fees	282,559
Accounting and legal services fees	17,228
Transfer agent fees	32,511
Trustees' fees	1,479
Custodian fees	18,678
State registration fees	41,776
Printing and postage	21,325
Professional fees	26,691
Other	7,766
Total expenses	917,158
Less expense reductions	(93,470)
Net expenses	823,688
Net investment income	2,877,732
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,845,644
Affiliated investments	7,338
1,852,982
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(105,537)
Affiliated investments	6,205
(99,332)
Net realized and unrealized gain	1,753,650
Increase in net assets from operations	$4,631,382
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,877,732	$6,155,754
Net realized gain	1,852,982	3,118,159
Change in net unrealized appreciation (depreciation)	(99,332)	(558,866)
Increase in net assets resulting from operations	4,631,382	8,715,047
Distributions to shareholders
From earnings
Class A	(2,369,437)	(4,654,811)
Class B	(20,251)	(58,667)
Class C	(446,036)	(1,081,754)
Class I	(296,401)	(459,553)
Class R6	(41,489)	(76,269)
Total distributions	(3,173,614)	(6,331,054)
From fund share transactions	3,549,982	(10,660,481)
Total increase (decrease)	5,007,750	(8,276,488)
Net assets
Beginning of period	156,183,997	164,460,485
End of period	$161,191,747	$156,183,997
20	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$8.06	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[2]	0.15	0.32	0.34	0.34	0.35	0.37
Net realized and unrealized gain (loss) on investments	0.10	0.14	(0.06)	(0.28)	0.18	0.03
Total from investment operations	0.25	0.46	0.28	0.06	0.53	0.40
Less distributions
From net investment income	(0.17)	(0.33)	(0.36)	(0.38)	(0.38)	(0.39)
Net asset value, end of period	$8.14	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[3,4]	3.09 [5]	5.99	3.55	0.76	6.65	4.94
Ratios and supplemental data
Net assets, end of period (in millions)	$119	$111	$117	$133	$155	$154
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.07	1.05	1.00	1.00	0.98
Expenses including reductions	0.92 [6]	0.93	0.91	0.89	0.90	0.87
Net investment income	3.74 [6]	4.10	4.31	4.24	4.24	4.47
Portfolio turnover (%)	14	41	8	27	22	30

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$8.06	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[2]	0.12	0.26	0.29	0.28	0.28	0.31
Net realized and unrealized gain (loss) on investments	0.10	0.14	(0.07)	(0.28)	0.19	0.03
Total from investment operations	0.22	0.40	0.22	—	0.47	0.34
Less distributions
From net investment income	(0.14)	(0.27)	(0.30)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.14	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[3,4]	2.70 [5]	5.20	2.78	0.00	5.85	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$4	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80 [6]	1.82	1.80	1.75	1.75	1.73
Expenses including reductions	1.67 [6]	1.68	1.66	1.64	1.65	1.63
Net investment income	3.00 [6]	3.36	3.56	3.48	3.49	3.73
Portfolio turnover (%)	14	41	8	27	22	30

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$8.06	$7.93	$8.01	$8.33	$8.18	$8.17
Net investment income[2]	0.12	0.26	0.29	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.10	0.14	(0.07)	(0.28)	0.18	0.03
Total from investment operations	0.22	0.40	0.22	—	0.47	0.34
Less distributions
From net investment income	(0.14)	(0.27)	(0.30)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.14	$8.06	$7.93	$8.01	$8.33	$8.18
Total return (%)[3,4]	2.70 [5]	5.20	2.78	0.00	5.85	4.16
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$29	$35	$43	$46	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80 [6]	1.82	1.80	1.75	1.75	1.73
Expenses including reductions	1.67 [6]	1.68	1.66	1.64	1.65	1.63
Net investment income	3.00 [6]	3.35	3.56	3.50	3.49	3.73
Portfolio turnover (%)	14	41	8	27	22	30

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$8.07	$7.94	$8.02	$7.91
Net investment income[3]	0.16	0.33	0.36	0.12
Net realized and unrealized gain (loss) on investments	0.09	0.14	(0.07)	0.10
Total from investment operations	0.25	0.47	0.29	0.22
Less distributions
From net investment income	(0.17)	(0.34)	(0.37)	(0.11)
Net asset value, end of period	$8.15	$8.07	$7.94	$8.02
Total return (%)[4]	3.16 [5]	6.15	3.71	2.84 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$13	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [6]	0.82	0.80	0.73 [6]
Expenses including reductions	0.77 [6]	0.78	0.76	0.73 [6]
Net investment income	3.89 [6]	4.23	4.47	4.96 [6]
Portfolio turnover (%)	14	41	8	27 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
24	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$8.08	$7.94	$8.08
Net investment income[3]	0.16	0.33	0.28
Net realized and unrealized gain (loss) on investments	0.08	0.16	(0.14)
Total from investment operations	0.24	0.49	0.14
Less distributions
From net investment income	(0.17)	(0.35)	(0.28)
Net asset value, end of period	$8.15	$8.08	$7.94
Total return (%)[4]	3.05 [5]	6.31	1.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [6]	0.79	0.77 [6]
Expenses including reductions	0.74 [6]	0.75	0.73 [6]
Net investment income	3.92 [6]	4.27	4.52 [6]
Portfolio turnover (%)	14	41	8 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
26	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$157,352,860	—	$157,352,860	—
Short-term investments	2,517,459	$2,517,459	—	—
Total investments in securities	$159,870,319	$2,517,459	$157,352,860	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $1,223.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
28	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4800% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4500% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, “other expenses of the fund” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
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Class	Expense reduction
Class A	$15,963
Class B	167
Class C	3,694
Class	Expense reduction
Class I	$1,927
Class R6	269
Total	$22,020
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.56% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $57,591, $602 and $13,257 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $96,955 for the six months ended November 30, 2019. Of this amount, $14,219 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $82,736 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $459 and $278 for Class A and Class C shares, respectively.
30	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$143,979	$23,791
Class B	6,014	248
Class C	132,566	5,477
Class I	—	2,871
Class R6	—	124
Total	$282,559	$32,511
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,166,107	$17,628,997	3,254,554	$25,579,095
Distributions reinvested	273,637	2,227,116	556,852	4,373,846
Repurchased	(1,608,260)	(13,058,174)	(4,728,050)	(37,135,590)
Net increase (decrease)	831,484	$6,797,939	(916,644)	$(7,182,649)
Class B shares
Sold	3,438	$27,715	1,630	$12,858
Distributions reinvested	2,326	18,931	6,958	54,635
Repurchased	(23,772)	(193,040)	(144,706)	(1,131,435)
Net decrease	(18,008)	$(146,394)	(136,118)	$(1,063,942)
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	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	169,477	$1,376,089	379,942	$2,979,915
Distributions reinvested	52,212	424,855	130,908	1,027,866
Repurchased	(749,017)	(6,088,248)	(1,426,494)	(11,169,635)
Net decrease	(527,328)	$(4,287,304)	(915,644)	$(7,161,854)
Class I shares
Sold	256,199	$2,087,531	954,114	$7,523,759
Distributions reinvested	36,107	294,338	57,078	449,282
Repurchased	(167,617)	(1,362,945)	(448,952)	(3,521,310)
Net increase	124,689	$1,018,924	562,240	$4,451,731
Class R6 shares
Sold	36,213	$294,399	170,229	$1,342,159
Distributions reinvested	5,087	41,489	9,688	76,269
Repurchased	(20,760)	(169,071)	(143,696)	(1,122,195)
Net increase	20,540	$166,817	36,221	$296,233
Total net increase (decrease)	431,377	$3,549,982	(1,369,945)	$(10,660,481)
Affiliates of the fund owned 5% of shares of Class R6 on November 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $25,764,498 and $21,261,961, respectively, for the six months ended November 30, 2019.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	251,587	—	$16,157,330	$(13,653,414)	$7,338	$6,205	$10,122	—	$2,517,459
32	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC)) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       33

legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including management's discussion of the reasons for the fund's recent underperformance relative to the peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the

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amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

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(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028735	59SA 11/19 1/20

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
21	Financial statements
24	Financial highlights
29	Notes to financial statements
36	Continuation of investment advisory and subadvisory agreements
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

SECTOR COMPOSITION AS OF 11/30/19 (%)

| | |
|---|---|
| **General obligation bonds** | **8.8** |
| **Revenue bonds** | **90.5** |
| Transportation | 16.7 |
| Health care | 15.7 |
| Other revenue | 15.3 |
| Development | 9.7 |
| Airport | 9.4 |
| Utilities | 7.3 |
| Education | 6.6 |
| Water and sewer | 3.6 |
| Tobacco | 3.3 |
| Facilities | 1.6 |
| Housing | 0.8 |
| Pollution | 0.4 |
| Power | 0.1 |
| **Short-term investments and other** | **0.7** |

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19	as of 11-30-19
Class A	4.37	2.39	3.72	-1.63	12.52	44.12	1.56	1.45	2.64
Class B	2.88	2.09	3.53	-2.91	10.92	41.42	0.88	0.77	1.49
Class C	6.88	2.45	3.37	1.09	12.87	39.33	0.88	0.77	1.49
Class I3,4	8.84	3.33	4.20	2.55	17.77	50.92	1.77	1.76	2.99
Class R6[3,4]	8.98	3.30	4.19	2.56	17.65	50.76	1.80	1.79	3.04
Index†	8.49	3.57	4.34	2.39	19.17	53.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	0.93	1.68	1.68	0.68	0.65
Net (%)	0.82	1.57	1.57	0.67	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	11-30-09	14,142	14,142	15,300
Class C5	11-30-09	13,933	13,933	15,300
Class I3,4	11-30-09	15,092	15,092	15,300
Class R6[3,4]	11-30-09	15,076	15,076	15,300

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,024.80	$4.15	0.82%
	Hypothetical example	1,000.00	1,020.90	4.14	0.82%
Class B	Actual expenses/actual returns	1,000.00	1,020.90	7.93	1.57%
	Hypothetical example	1,000.00	1,017.20	7.92	1.57%
Class C	Actual expenses/actual returns	1,000.00	1,020.90	7.93	1.57%
	Hypothetical example	1,000.00	1,017.20	7.92	1.57%
Class I	Actual expenses/actual returns	1,000.00	1,025.50	3.39	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%
Class R6	Actual expenses/actual returns	1,000.00	1,025.60	3.24	0.64%
	Hypothetical example	1,000.00	1,021.80	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.3%				$500,237,020
(Cost $465,033,912)
Alaska 0.8%				3,877,743
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,526,923
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,350,820
Arizona 1.2%				5,872,910
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,194,840
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,294,640
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,383,430
California 10.0%				50,268,931
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,228,300
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,061,030
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,170,990
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,163,840
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,776,000
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,166,160
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,153,010
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,122,857
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,747,125
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,457,020
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	5,500,000	5,656,365
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,547,870
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,797,300
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,168,660
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,727,225
San Diego Unified School District Series I, GO (B)	3.706	07-01-39	1,250,000	606,550
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Airport Commission International Airport Series A, AMT	5.000	05-01-49	3,000,000	$3,619,500
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,092,830
State of California, GO	5.000	02-01-38	5,375,000	5,811,719
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,194,580
Colorado 4.9%				24,550,214
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,238,530
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	3,500,000	3,819,655
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	572,805
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,125,000	1,263,296
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,836,325
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,796,248
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,468,485
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,045,620
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.777	12-01-37	5,000,000	1,509,250
Connecticut 1.4%				7,286,070
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,795,920
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,220,120
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,214,720
University of Connecticut Series A	5.000	11-01-35	1,000,000	1,224,050
University of Connecticut Series A	5.000	11-01-36	1,500,000	1,831,260
Delaware 0.3%				1,435,650
Delaware State Economic Development Authority Acts Retirement Communities	5.000	11-15-48	1,250,000	1,435,650
District of Columbia 4.1%				20,525,519
District of Columbia KIPP DC Project	4.000	07-01-39	750,000	818,678
10	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
District of Columbia KIPP DC Project	4.000	07-01-44	1,000,000	$1,080,390
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,080,000	3,505,594
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.860	10-01-33	6,565,000	4,418,836
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.949	10-01-35	6,470,000	4,056,043
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.984	10-01-36	7,250,000	4,386,903
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,259,075
Florida 4.3%				21,601,297
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,241,980
City of Atlantic Beach FL Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,133,080
City of Atlantic Beach FL Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,256,250
Florida Development Finance Corp. Waste Pro USA, Inc., Project, AMT (C)	5.000	05-01-29	1,015,000	1,116,439
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,372,420
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,411,525
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,811,850
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,756,710
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,218,440
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,763,500
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,007,390
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	475,000	511,713
Georgia 3.1%				15,813,933
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,059,450
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,264,570
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,000,000	1,311,590
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	$1,182,210
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,427,640
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,669,510
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,898,963
Guam 0.2%				1,156,350
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,156,350
Illinois 9.8%				49,363,626
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,590,260
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,172,245
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,231,000
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	538,587
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,770,630
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,386,935
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,118,920
City of Chicago Series A, GO	5.000	01-01-33	540,000	566,417
City of Chicago Series A, GO	5.250	01-01-35	1,750,000	1,801,590
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,324,990
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	534,805
Illinois Finance Authority Advocate Health Care Network	4.000	06-01-47	1,895,000	2,023,083
Illinois Finance Authority Advocate Health Care Network	4.000	06-01-47	1,105,000	1,137,874
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,275,620
Illinois State Toll Highway Authority Series B	5.000	01-01-31	2,000,000	2,540,240
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	1.851	01-01-22	2,440,000	2,346,987
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,060,904
12	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	$4,543,600
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,274,400
State of Illinois Series D, GO	5.000	11-01-21	1,250,000	1,318,263
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,093,890
State of Illinois, GO	4.000	06-01-35	2,000,000	2,078,920
State of Illinois, GO	5.000	08-01-20	1,310,000	1,337,916
State of Illinois, GO	5.000	02-01-26	2,000,000	2,195,520
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,100,030
Indiana 0.8%				3,838,007
City of Whiting Industry Environmental Facilities Revenue Various Refunding, AMT	5.000	12-01-44	3,240,000	3,838,007
Iowa 0.2%				1,000,170
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,000,170
Kentucky 1.1%				5,663,339
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,846,843
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	531,135
Kentucky Turnpike Authority Revitalization Projects, Series A	5.000	07-01-21	1,215,000	1,285,361
Louisiana 2.6%				13,054,935
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,137,550
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,564,440
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,866,900
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,186,210
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,226,360
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	572,200
Parish of St. John the Baptist Marathon Oil Corp. Project	2.000	06-01-37	2,500,000	2,499,125
Parish of St. John the Baptist Marathon Oil Corp. Project	2.100	06-01-37	1,000,000	1,002,150
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Maryland 0.8%				$4,265,285
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,141,410
Maryland State Transportation Authority Passenger Facility Charge Revenue, AMT	5.000	06-01-32	2,500,000	3,123,875
Massachusetts 7.6%				38,109,932
Commonwealth of Massachusetts Revenue Anticipation Notes, Series A, GO	4.000	04-23-20	5,000,000	5,055,650
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,792,691
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,885,562
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,504,690
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	180,549
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,805,950
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-57	3,000,000	3,288,810
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,054,823
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,721,610
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,061,369
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	400,652
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,211,930
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,191,690
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,580,760
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,197,231
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series A	5.000	01-01-35	2,000,000	2,487,600
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,688,365
Michigan 2.8%				14,040,305
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,690,995
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,109,500
14	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	$4,695,000
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,208,070
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	282,778
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,624,440
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,674,372
Michigan Strategic Fund Improvement Project, AMT	5.000	06-30-48	1,500,000	1,755,150
Minnesota 0.3%				1,493,641
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,493,641
Mississippi 0.2%				1,227,990
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,227,990
Nebraska 2.1%				10,873,824
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,148,274
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,725,550
New Hampshire 0.6%				3,008,850
New Hampshire Business Finance Authority Emerald Renewable Diesel, AMT (C)	2.000	06-01-49	3,000,000	3,008,850
New Jersey 3.2%				15,958,435
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,729,286
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,560,520
New Jersey Economic Development Authority School Facilities Construction	5.000	03-01-30	1,500,000	1,638,330
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,118,940
New Jersey Higher Education Student Assistance Authority Series 1A	5.000	12-01-26	445,000	445,307
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,543,142
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,162,710
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,760,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
New Mexico 0.6%				$3,179,730
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,179,730
New York 7.6%				38,426,854
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,103,410
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,803,597
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,357,700
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,352,500
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,072,850
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,005,400
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,759,850
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	20,148
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,126,300
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,020,930
New York State Dormitory Authority Series A	5.000	03-15-43	1,000,000	1,103,960
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,317,950
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,781,825
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,583,700
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,048,190
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,364,524
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,604,020
Ohio 3.0%				15,028,455
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,110,340
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,679,880
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,160,300
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,716,500
16	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority American Electric Power Company, AMT (D)	2.100	04-01-28	1,500,000	$1,503,165
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	858,270
Oklahoma 0.9%				4,839,414
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,565,294
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,143,820
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,130,300
Oregon 0.8%				4,111,840
Port of Portland OR Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,200,090
Port of Portland OR Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,911,750
Pennsylvania 4.6%				23,205,622
Berks County Industrial Development Authority The Highlands at Wyomissing, Series C	5.000	05-15-37	750,000	840,203
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,215,280
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,465,000	1,528,391
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,379,284
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,846,904
Pennsylvania Turnpike Commission Series A	5.000	12-01-38	3,255,000	3,717,047
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,200,890
Pennsylvania Turnpike Commission Series A	5.250	12-01-44	4,070,000	4,998,245
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,920,250
The School District of Philadelphia Series E, GO	5.250	09-01-22	2,485,000	2,559,128
Puerto Rico 1.0%				5,105,920
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	2,000,000	2,064,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-2	4.329	07-01-40	3,000,000	3,041,220
Rhode Island 0.5%				2,403,334
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,403,334
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Tennessee 0.6%				$2,844,366
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,359,571
Shelby County Health Educational & Housing Facilities Board The Farms at Bailey Station Project	5.750	10-01-59	500,000	484,795
Texas 11.5%				57,818,133
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-27	530,000	605,652
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	572,420
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	568,725
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,259,780
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,482,600
City of El Paso Water & Sewer Revenue Series B (D)	5.000	03-01-29	1,070,000	1,361,800
City of Houston Airport System Revenue Series B2, AMT	5.000	07-15-20	1,200,000	1,223,868
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,171,000
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,555,850
Clifton Higher Education Finance Corp. Idea Public Schools	4.000	08-15-44	3,775,000	4,260,390
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,694,400
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,647,300
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,434,840
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian	5.000	01-01-48	1,000,000	1,087,930
Harris County Cultural Education Facilities Finance Corp. Memorial Herman Health System	5.000	07-01-49	1,000,000	1,105,670
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,185,050
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,624,525
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,911,474
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,811,764
18	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	$1,778,355
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,152,700
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,322,040
Utah 0.5%				2,346,060
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,346,060
Virgin Islands 0.1%				500,295
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	500,295
Virginia 1.4%				6,957,365
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,107,300
Virginia Housing Development Authority Rental Housing, Series D	4.300	09-01-30	2,000,000	2,012,360
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	5.000	07-01-49	2,000,000	2,122,740
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,714,965
Washington 2.3%				11,554,246
Port of Seattle Revenue, AMT	5.000	04-01-31	3,000,000	3,729,810
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,147,740
State of Washington Series R-2017A, GO	5.000	08-01-20	5,535,000	5,676,696
West Virginia 0.2%				1,037,450
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,037,450
Wisconsin 1.3%				6,590,980
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,114,320
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	855,000	907,249
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,089,100
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,138,090
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	$342,221

	Yield (%)	Shares	Value
Short-term investments 0.6%			$2,988,946
(Cost $2,969,179)
Short-term funds 0.6%
John Hancock Collateral Trust (E)	1.7887(F)	298,706	2,988,946

Total investments (Cost $468,003,091) 99.9%			$503,225,966
Other assets and liabilities, net 0.1%			395,167
Total net assets 100.0%			$503,621,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $464,890,384. Net unrealized appreciation aggregated to $38,335,582, of which $38,470,654 related to gross unrealized appreciation and $135,072 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Assured Guaranty Corp.	3.0

National Public Finance Guarantee Corp.	1.6
Ambac Financial Group, Inc.	0.5

California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	10.1

20	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $465,033,912)	$500,237,020
Affiliated investments, at value (Cost $2,969,179)	2,988,946
Total investments, at value (Cost $468,003,091)	503,225,966
Interest receivable	6,172,357
Receivable for fund shares sold	731,911
Receivable for investments sold	2,938,155
Receivable for delayed delivery securities sold	3,609,420
Receivable from affiliates	2,490
Other assets	65,864
Total assets	516,746,163
Liabilities
Distributions payable	119,173
Payable for investments purchased	5,947,154
Payable for delayed delivery securities purchased	6,459,899
Payable for fund shares repurchased	427,976
Payable to affiliates
Accounting and legal services fees	62,891
Transfer agent fees	16,921
Distribution and service fees	24,896
Trustees' fees	583
Other liabilities and accrued expenses	65,537
Total liabilities	13,125,030
Net assets	$503,621,133
Net assets consist of
Paid-in capital	$471,607,224
Total distributable earnings (loss)	32,013,909
Net assets	$503,621,133

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($448,823,762 ÷ 45,241,374 shares)[1]	$9.92
Class B ($1,726,087 ÷ 173,969 shares)[1]	$9.92
Class C ($30,316,133 ÷ 3,056,427 shares)[1]	$9.92
Class I ($13,629,595 ÷ 1,371,977 shares)	$9.93
Class R6 ($9,125,556 ÷ 918,250 shares)	$9.94
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	21

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$9,694,337
Income distributions received from affiliated investments	30,287
Total investment income	9,724,624
Expenses
Investment management fees	1,383,420
Distribution and service fees	730,680
Accounting and legal services fees	54,801
Transfer agent fees	102,752
Trustees' fees	4,533
Custodian fees	37,397
State registration fees	46,685
Printing and postage	27,904
Professional fees	28,240
Other	11,465
Total expenses	2,427,877
Less expense reductions	(260,153)
Net expenses	2,167,724
Net investment income	7,556,900
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,956,025
Affiliated investments	13,987
3,970,012
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	648,258
Affiliated investments	19,767
668,025
Net realized and unrealized gain	4,638,037
Increase in net assets from operations	$12,194,937
22	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$7,556,900	$17,000,881
Net realized gain	3,970,012	4,335,779
Change in net unrealized appreciation (depreciation)	668,025	4,477,701
Increase in net assets resulting from operations	12,194,937	25,814,361
Distributions to shareholders
From earnings
Class A	(6,870,872)	(15,465,396)
Class B	(24,026)	(80,640)
Class C	(375,792)	(990,385)
Class I	(214,923)	(422,587)
Class R6	(139,233)	(270,227)
Total distributions	(7,624,846)	(17,229,235)
From fund share transactions	3,212,403	(30,677,962)
Total increase (decrease)	7,782,494	(22,092,836)
Net assets
Beginning of period	495,838,639	517,931,475
End of period	$503,621,133	$495,838,639
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	23

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.83	$9.65	$9.85	$10.18	$10.04	$10.07
Net investment income[2]	0.15	0.34	0.35	0.36	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.09	0.18	(0.19)	(0.33)	0.15	(0.02)
Total from investment operations	0.24	0.52	0.16	0.03	0.52	0.37
Less distributions
From net investment income	(0.15)	(0.34)	(0.36)	(0.36)	(0.38)	(0.40)
Net asset value, end of period	$9.92	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[3,4]	2.48 [5]	5.55	1.62	0.34	5.33	3.75
Ratios and supplemental data
Net assets, end of period (in millions)	$449	$439	$460	$505	$551	$520
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92 [6]	0.93	0.92	0.92	0.92	0.93
Expenses including reductions	0.82 [6]	0.83	0.81	0.81	0.81	0.82
Net investment income	3.05 [6]	3.52	3.60	3.58	3.70	3.86
Portfolio turnover (%)	29	33	11	26	13	10 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
24	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.83	$9.65	$9.85	$10.18	$10.04	$10.07
Net investment income[2]	0.11	0.27	0.28	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.10	0.18	(0.20)	(0.32)	0.15	(0.02)
Total from investment operations	0.21	0.45	0.08	(0.04)	0.45	0.30
Less distributions
From net investment income	(0.12)	(0.27)	(0.28)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$9.92	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[3,4]	2.09 [5]	4.76	0.86	(0.41)	4.55	2.98
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$4	$5	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67 [6]	1.68	1.67	1.67	1.67	1.68
Expenses including reductions	1.57 [6]	1.58	1.56	1.56	1.56	1.57
Net investment income	2.31 [6]	2.77	2.85	2.82	2.95	3.11
Portfolio turnover (%)	29	33	11	26	13	10 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	25

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.83	$9.65	$9.85	$10.18	$10.04	$10.06
Net investment income[2]	0.11	0.26	0.28	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.10	0.19	(0.20)	(0.32)	0.15	(0.01)
Total from investment operations	0.21	0.45	0.08	(0.04)	0.45	0.31
Less distributions
From net investment income	(0.12)	(0.27)	(0.28)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$9.92	$9.83	$9.65	$9.85	$10.18	$10.04
Total return (%)[3,4]	2.09 [5]	4.76	0.86	(0.41)	4.55	3.08
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$33	$39	$52	$60	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67 [6]	1.68	1.67	1.67	1.67	1.68
Expenses including reductions	1.57 [6]	1.58	1.56	1.56	1.56	1.57
Net investment income	2.30 [6]	2.77	2.85	2.82	2.95	3.10
Portfolio turnover (%)	29	33	11	26	13	10 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
26	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$9.84	$9.66	$9.86	$9.70
Net investment income[3]	0.16	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	0.09	0.19	(0.20)	0.15
Total from investment operations	0.25	0.54	0.17	0.27
Less distributions
From net investment income	(0.16)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$9.93	$9.84	$9.66	$9.86
Total return (%)[4]	2.55 [5]	5.71	1.77	2.81 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67 [6]	0.68	0.67	0.65 [6]
Expenses including reductions	0.67 [6]	0.68	0.66	0.65 [6]
Net investment income	3.20 [6]	3.66	3.74	4.05 [6]
Portfolio turnover (%)	29	33	11	26 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	27

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$9.85	$9.67	$9.90
Net investment income[3]	0.16	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.09	0.19	(0.23)
Total from investment operations	0.25	0.54	0.05
Less distributions
From net investment income	(0.16)	(0.36)	(0.28)
Net asset value, end of period	$9.94	$9.85	$9.67
Total return (%)[4]	2.56 [5]	5.74	0.55 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64 [6]	0.65	0.64 [6]
Expenses including reductions	0.64 [6]	0.64	0.63 [6]
Net investment income	3.22 [6]	3.69	3.81 [6]
Portfolio turnover (%)	29	33	11 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
28	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	29

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$500,237,020	—	$500,237,020	—
Short-term investments	2,988,946	$2,988,946	—	—
Total investments in securities	$503,225,966	$2,988,946	$500,237,020	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
30	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $1,556.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $8,200,311 and a long-term capital loss carryforward of $2,296,804 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	31

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
32	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,238
Class B	79
Class C	1,241
Class	Expense reduction
Class I	$514
Class R6	331
Total	$19,403

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.54% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $223,576, $1,030 and $16,144 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $189,703 for the six months ended November 30, 2019. Of this amount, $27,913 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $161,790 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	33

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $619 and $335 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$558,939	$92,355
Class B	10,301	426
Class C	161,440	6,669
Class I	—	2,754
Class R6	—	548
Total	$730,680	$102,752
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,769,741	$27,479,491	3,919,333	$37,437,348
Distributions reinvested	614,455	6,102,900	1,425,541	13,649,058
Repurchased	(2,769,357)	(27,469,380)	(8,349,566)	(79,692,434)
Net increase (decrease)	614,839	$6,113,011	(3,004,692)	$(28,606,028)
34	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	1,315	$13,049	121	$1,156
Distributions reinvested	2,141	21,262	7,585	72,582
Repurchased	(73,614)	(729,601)	(133,879)	(1,277,368)
Net decrease	(70,158)	$(695,290)	(126,173)	$(1,203,630)
Class C shares
Sold	153,328	$1,525,180	339,757	$3,237,126
Distributions reinvested	35,835	355,827	97,468	932,797
Repurchased	(530,301)	(5,262,973)	(1,107,293)	(10,563,854)
Net decrease	(341,138)	$(3,381,966)	(670,068)	$(6,393,931)
Class I shares
Sold	149,883	$1,488,909	937,907	$9,022,062
Distributions reinvested	21,218	211,024	42,927	411,592
Repurchased	(120,595)	(1,200,411)	(523,575)	(5,002,275)
Net increase	50,506	$499,522	457,259	$4,431,379
Class R6 shares
Sold	126,701	$1,259,373	358,300	$3,442,660
Distributions reinvested	13,994	139,233	28,166	270,227
Repurchased	(72,768)	(721,480)	(274,446)	(2,618,639)
Net increase	67,927	$677,126	112,020	$1,094,248
Total net increase (decrease)	321,976	$3,212,403	(3,231,654)	$(30,677,962)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $153,324,389 and $144,158,649, respectively, for the six months ended November 30, 2019.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	298,706	—	$42,839,997	$(39,884,805)	$13,987	$19,767	$30,287	—	$2,988,946
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	35

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including management's discussion of the reasons for the fund's recent underperformance relative to the peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were higher than the peer group median and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       38

amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028744	52SA 11/19 1/20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form NCSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2020